INCOME TAXES (Details Textual)	Mar. 31, 2017 USD ($)
Tax Credit Carryforward, Amount	$ 3,513,000
Canada [Member]
Tax Credit Carryforward, Amount	7,800,000
UNITED STATES
Tax Credit Carryforward, Amount	$ 8,620,000